SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Share options [Member]
Disclosure of classes of share capital [Line Items]
Disclosure of detailed information about movement of options outstanding [Table Text Block]
	For the year ended December 31, 2025		For the year ended December 31, 2024
	Number of options	WAEP*	Number of options	WAEP
Opening balance	1,805,050	C$2.83	3,736,504	C$2.62
Granted	740,000	4.47	200,000	3.31
Mako replacement options**	-	-	1,181,950	2.49
Exercised	(500,966)	3.04	(1,767,853)	1.95
Forfeited	(30,000)	4.47	(45,000)	2.13
Expired	(279,750)	4.02	(1,500,551)	3.18
Ending balance	1,734,334	C$3.25	1,805,050	C$2.83
Options exercisable	845,166	C$2.36	1,429,217	C$2.88
Weighted average remaining contractual life (in years)	3.14		2.77

Restricted share units [Member]
Disclosure of classes of share capital [Line Items]
Disclosure of detailed information about movement of options outstanding [Table Text Block]
	For the year ended December 31
	2025	2024
Opening balance	586,985	1,089,019
Granted	509,285	-
Exercised	(3,651)	(395,720)
Net settlement for tax withholding	-	(33,590)
Forfeited	-	(72,724)
Ending balance	1,092,619	586,985
RSU vested	291,666	-

Deferred share units [Member]
Disclosure of classes of share capital [Line Items]
Disclosure of detailed information about movement of options outstanding [Table Text Block]
	For the year ended December 31
	2025	2024
Opening balance	315,640	386,240
Granted	145,000	-
Shares issued	(90,600)	(70,600)
Ending balance	370,040	315,640

Warrants [Member]
Disclosure of classes of share capital [Line Items]
Disclosure of detailed information about movement of options outstanding [Table Text Block]
For the year ended	December 31, 2025		December 31, 2024
	Number of warrants	WAEP*	Number of warrants	WAEP*
Opening balance	837,807	C$2.50	-	C$-
Mako replacement warrants**	-	-	841,503	2.50
Exercised	(793,807)	2.50	(3,696)	2.50
Expired	(44,000)	2.50
Ending balance	-	C$-	837,807	C$2.50
Weighted average remaining contractual life	-		0.38 years